FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Financial assets [abstract]
Receivables	$ 472,384		$ 197,686
Derivative financial instruments	15,406		227
Trade receivables	2,065,499		1,180,689
Other investments	2,186,420		1,975,490
Cash and cash equivalents	1,846,013	[1]	1,653,355	[1]	$ 1,276,605	[1]	$ 537,882
Total Assets	6,585,722		5,007,447
Financial liabilities [abstract]
Other liabilities	487,792		64,968
Trade payables	2,159,647		1,102,264
Derivative financial instruments	8,220		505
Finance lease liabilities	241,087		239,149		$ 259,621
Borrowings	2,146,414		1,031,865
Total Liabilities	5,043,160		2,438,751
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial instruments	8,220		505
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	8,220		505
Amortized cost
Financial liabilities [abstract]
Other liabilities	487,792		64,968
Trade payables	2,159,647		1,102,264
Derivative financial instruments	0		0
Finance lease liabilities	241,087		239,149
Borrowings	2,146,414		1,031,865
Total Liabilities	5,034,940		2,438,246
Amortized cost
Financial assets [abstract]
Receivables	472,384		197,686
Derivative financial instruments	0		0
Trade receivables	2,065,499		1,180,689
Other investments	883,513		483,209
Cash and cash equivalents	1,367,235		880,402
Total Assets	4,788,631		2,741,986
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	15,406		227
Trade receivables	0		0
Other investments	142,677		96,428
Cash and cash equivalents	478,778		772,953
Total Assets	636,861		869,608
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0		0
Other investments	1,160,230		1,395,853
Cash and cash equivalents	0		0
Total Assets	$ 1,160,230		$ 1,395,853

[1]	It includes restricted cash of $3,129, $30 and $58 as of December 31, 2023, 2022 and 2021, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,186,420, $1,975,490 and $1,357,484 as of December 31, 2023, 2022 and 2021, respectively.